Corporate and Administrative Expenses (Narrative) (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Employees salaries, benefits and share based compensation	$ 1,485,977	$ 1,463,258	$ 1,694,241